Acquisition Activity - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 23, 2018 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) bank $ / shares shares	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 1,235,533			$ 1,235,533	$ 1,188,902	$ 726,856
Increase (decrease) in goodwill due to adjustments						46,631
Amortization of acquisition intangibles						21,678	12,590	8,415
Gibraltar Private Bank & Trust Company
Business Acquisition [Line Items]
Consideration paid	$ 214,666
Loans acquired	1,447,475
Interest-bearing deposits acquired	1,064,803
Cash consideration	7
Goodwill	$ 64,252		64,300			64,300
Increase (decrease) in goodwill due to adjustments			14,600
Gibraltar Private Bank & Trust Company | Common Stock
Business Acquisition [Line Items]
Number of shares issued per share acquired | $ / shares	$ 1.9749
Business Acquisition, Share Price | $ / shares	$ 77.00
Common stock issued (shares) | shares	2,787,773
Solomon Parks Title & Escrow
Business Acquisition [Line Items]
Other Payments to Acquire Businesses				$ 750
Cash consideration				3,300
Goodwill			3,400			3,400
Increase (decrease) in goodwill due to adjustments				$ 3,400
Sabadell United
Business Acquisition [Line Items]
Consideration paid		$ 1,020,202
Loans acquired		4,030,777	4,000,000			4,000,000
Interest-bearing deposits acquired		$ 4,382,780
Number of offices acquired | bank		25
Cash consideration		$ 809,159
Percentage of voting interests acquired		100.00%
Goodwill		$ 441,045			$ 441,000
Increase (decrease) in goodwill due to adjustments					$ 21,000	$ 21,000
Sabadell United | Fair Value Adjustments
Business Acquisition [Line Items]
Amortization of premiums and accretion of discounts on acquired loans, securities, and deposits							20,300	38,800
Elimination of amortization of premiums and accretion of discounts on previously acquired loans, securities, FDIC indemnification asset, and deposits							1,300	4,100
Allowance for loan and lease losses acquired							6,400	5,900
Amortization of acquisition intangibles							$ 5,900	$ 10,100
Sabadell United | Common Stock
Business Acquisition [Line Items]
Business Acquisition, Share Price | $ / shares		$ 80.85
Common stock issued (shares) | shares		2,610,304
Loans | Gibraltar Private Bank & Trust Company
Business Acquisition [Line Items]
Increase (decrease) in goodwill due to adjustments			$ 17,800